Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities of continuing operations
Net income/(loss)	SFr (127)	SFr 2,100
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	471	520
Provision for credit losses	122	81
Deferred tax provision/(benefit)	(339)	708
Share of net income/(loss) from equity method investments	36	(33)
Trading assets and liabilities, net	15,182	12,857
(Increase)/decrease in other assets	(9,341)	(8,431)
Increase/(decrease) in other liabilities	3,988	(5,216)
Other, net	(158)	193
Total adjustments	9,961	679
Net cash provided by/(used in) operating activities of continuing operations	9,834	2,779
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	56	305
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	16,054
Purchase of investment securities	(60)	(272)
Proceeds from sale of investment securities	9	14
Maturities of investment securities	213	342
Investments in subsidiaries and other investments	(378)	(335)
Proceeds from sale of other investments	591	951
(Increase)/decrease in loans	(2,083)	(3,677)
Proceeds from sale of loans	415	1,018
Capital expenditures for premises and equipment and other intangible assets	(582)	(474)
Proceeds from sale of premises and equipment and other intangible assets	53	11
Other, net	51	195
Net cash provided by/(used in) investing activities of continuing operations	(929)	14,132
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	8,772	1,065
Increase/(decrease) in short-term borrowings	3,049	1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,622)	(7,873)
Issuances of long-term debt	35,677	47,503
Repayments of long-term debt	(20,718)	(29,565)
Issuances of common shares	725	1
Sale of treasury shares	9,158	7,435
Repurchase of treasury shares	(9,301)	(8,385)
Dividends paid/capital repayments	(493)	(427)
Other, net	41	384
Net cash provided by/(used in) financing activities of continuing operations	13,288	11,248
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(472)	(3,454)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	21,721	24,705
Cash and due from banks at beginning of period	92,328	79,349
Cash and due from banks at end of period	114,049	104,054
Cash paid for income taxes and interest
Cash paid for income taxes	234	683
Cash paid for interest	5,072	5,601
Assets and liabilities sold in business divestitures
Assets sold	0	34
Liabilities sold	0	7
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	SFr 0	SFr 2